Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

September 30, 2020

AMP-QTLY-1120
1.807739.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 5.6%
Entertainment - 4.0%
Activision Blizzard, Inc.	360,440	$29,177,620
Electronic Arts, Inc. (a)	165,110	21,531,995
		50,709,615
Interactive Media & Services - 0.6%
Match Group, Inc. (a)	69,431	7,682,540
Media - 1.0%
Interpublic Group of Companies, Inc.	482,894	8,049,843
The New York Times Co. Class A (b)	95,810	4,099,710
		12,149,553

TOTAL COMMUNICATION SERVICES		70,541,708

CONSUMER DISCRETIONARY - 14.0%
Automobiles - 0.3%
Harley-Davidson, Inc.	139,700	3,428,238
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (a)	68,500	5,475,890
Hotels, Restaurants & Leisure - 6.2%
ARAMARK Holdings Corp.	184,900	4,890,605
Caesars Entertainment, Inc. (a)	230,949	12,947,001
Churchill Downs, Inc.	94,600	15,497,372
Dine Brands Global, Inc.	77,840	4,249,286
Dunkin' Brands Group, Inc.	124,800	10,222,368
Hilton Grand Vacations, Inc. (a)	184,100	3,862,418
Jubilant Foodworks Ltd.	26,496	841,341
Noodles & Co. (a)(b)	528,500	3,630,795
Penn National Gaming, Inc. (a)	164,800	11,980,960
Planet Fitness, Inc. (a)	59,200	3,647,904
Vail Resorts, Inc.	26,900	5,755,793
		77,525,843
Household Durables - 1.4%
KB Home	71,000	2,725,690
NVR, Inc. (a)	900	3,674,808
Taylor Morrison Home Corp. (a)	290,000	7,131,100
Toll Brothers, Inc.	88,300	4,296,678
		17,828,276
Internet & Direct Marketing Retail - 0.8%
Naspers Ltd. Class N	6,000	1,059,743
Revolve Group, Inc. (a)(b)	118,100	1,940,383
The Booking Holdings, Inc. (a)	3,800	6,500,584
		9,500,710
Leisure Products - 0.3%
YETI Holdings, Inc. (a)	77,100	3,494,172
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	112,900	10,312,286
Specialty Retail - 1.6%
Five Below, Inc. (a)	71,200	9,042,400
Williams-Sonoma, Inc.	127,800	11,558,232
		20,600,632
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	117,575	25,867,676
PVH Corp.	41,100	2,451,204
		28,318,880

TOTAL CONSUMER DISCRETIONARY		176,484,927

CONSUMER STAPLES - 5.6%
Beverages - 0.7%
C&C Group PLC (United Kingdom)	1,695,904	4,289,087
Monster Beverage Corp. (a)	49,300	3,953,860
		8,242,947
Food & Staples Retailing - 2.6%
BJ's Wholesale Club Holdings, Inc. (a)	327,400	13,603,470
Kroger Co.	89,000	3,017,990
Performance Food Group Co. (a)	268,512	9,295,885
U.S. Foods Holding Corp. (a)	334,700	7,437,034
		33,354,379
Food Products - 1.5%
Nomad Foods Ltd. (a)	648,500	16,523,780
Post Holdings, Inc. (a)	32,700	2,812,200
		19,335,980
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	174,500	9,974,420

TOTAL CONSUMER STAPLES		70,907,726

ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	76,000	1,010,040
Oil, Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corp.	142,500	2,473,800
Cheniere Energy, Inc. (a)	74,500	3,447,115
Hess Corp.	56,900	2,328,917
Magnolia Oil & Gas Corp. Class A (a)	140,300	725,351
New Fortress Energy LLC	92,214	4,058,338
Pioneer Natural Resources Co.	10,500	902,895
World Fuel Services Corp.	103,200	2,186,808
		16,123,224

TOTAL ENERGY		17,133,264

FINANCIALS - 11.8%
Banks - 3.3%
BankUnited, Inc.	146,035	3,199,627
Boston Private Financial Holdings, Inc.	298,767	1,649,194
CVB Financial Corp.	229,251	3,812,444
First Horizon National Corp.	652,800	6,155,904
First Republic Bank	11,600	1,265,096
Huntington Bancshares, Inc.	524,457	4,809,271
KeyCorp	245,600	2,930,008
M&T Bank Corp.	58,700	5,405,683
Signature Bank	70,600	5,859,094
Union Bankshares Corp.	88,800	1,897,656
Wintrust Financial Corp.	113,800	4,557,690
		41,541,667
Capital Markets - 2.5%
Ameriprise Financial, Inc.	62,187	9,583,639
Cboe Global Markets, Inc.	19,500	1,710,930
Moody's Corp.	25,800	7,478,130
Raymond James Financial, Inc.	115,124	8,376,422
TMX Group Ltd.	36,400	3,743,469
		30,892,590
Consumer Finance - 0.6%
Capital One Financial Corp.	49,100	3,528,326
Synchrony Financial	155,900	4,079,903
		7,608,229
Insurance - 4.9%
Assurant, Inc.	54,600	6,623,526
Chubb Ltd.	46,793	5,433,603
eHealth, Inc. (a)(b)	40,700	3,215,300
GoHealth, Inc. (a)(b)	105,300	1,371,533
Hartford Financial Services Group, Inc.	121,500	4,478,490
Hiscox Ltd.	266,995	3,077,915
Old Republic International Corp.	529,000	7,797,460
Primerica, Inc.	113,758	12,870,580
Principal Financial Group, Inc.	79,700	3,209,519
Reinsurance Group of America, Inc.	61,791	5,881,885
RenaissanceRe Holdings Ltd.	45,300	7,689,222
		61,649,033
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	178,929	6,622,162

TOTAL FINANCIALS		148,313,681

HEALTH CARE - 8.9%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	68,100	7,792,683
Argenx SE ADR (a)	10,200	2,677,704
Arrowhead Pharmaceuticals, Inc. (a)	27,600	1,188,456
FibroGen, Inc. (a)	85,200	3,503,424
Neurocrine Biosciences, Inc. (a)	21,900	2,105,904
Regeneron Pharmaceuticals, Inc. (a)	5,100	2,854,878
Sarepta Therapeutics, Inc. (a)	38,000	5,336,340
		25,459,389
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	134,610	5,143,448
Hologic, Inc. (a)	169,879	11,291,857
ResMed, Inc.	26,727	4,581,810
STERIS PLC	23,800	4,193,322
The Cooper Companies, Inc.	15,039	5,069,948
Zimmer Biomet Holdings, Inc.	94,800	12,906,072
		43,186,457
Health Care Providers & Services - 2.0%
Centene Corp. (a)	108,900	6,352,137
HealthEquity, Inc. (a)	53,600	2,753,432
Molina Healthcare, Inc. (a)	70,800	12,959,232
Universal Health Services, Inc. Class B	29,800	3,189,196
		25,253,997
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	11,413	1,422,973
Charles River Laboratories International, Inc. (a)	24,700	5,593,315
Thermo Fisher Scientific, Inc.	24,230	10,698,030
		17,714,318

TOTAL HEALTH CARE		111,614,161

INDUSTRIALS - 15.9%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	37,200	3,374,040
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (a)	113,288	9,590,962
Airlines - 0.2%
Allegiant Travel Co.	7,400	886,520
Copa Holdings SA Class A	15,700	790,338
Southwest Airlines Co.	36,100	1,353,750
		3,030,608
Building Products - 1.6%
Builders FirstSource, Inc. (a)	262,800	8,572,536
Trane Technologies PLC	92,772	11,248,605
		19,821,141
Commercial Services & Supplies - 1.3%
HNI Corp.	89,400	2,805,372
Knoll, Inc.	242,863	2,928,928
Stericycle, Inc. (a)	118,808	7,492,032
Tetra Tech, Inc.	35,300	3,371,150
		16,597,482
Construction & Engineering - 1.0%
Dycom Industries, Inc. (a)	116,600	6,158,812
Jacobs Engineering Group, Inc.	66,386	6,158,629
		12,317,441
Electrical Equipment - 6.1%
Acuity Brands, Inc.	29,900	3,060,265
AMETEK, Inc.	104,500	10,387,300
Generac Holdings, Inc. (a)	122,400	23,701,536
Hubbell, Inc. Class B	700	95,788
Regal Beloit Corp.	60,202	5,651,162
Sensata Technologies, Inc. PLC (a)	119,400	5,150,916
Sunrun, Inc. (a)(b)	365,607	28,177,331
		76,224,298
Machinery - 2.5%
Allison Transmission Holdings, Inc.	155,300	5,457,242
Fortive Corp.	96,100	7,323,781
IDEX Corp.	14,300	2,608,463
ITT, Inc.	266,759	15,752,119
		31,141,605
Professional Services - 1.0%
ASGN, Inc. (a)	86,699	5,510,588
Clarivate Analytics PLC (a)	116,200	3,601,038
TriNet Group, Inc. (a)	63,532	3,768,718
		12,880,344
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	116,900	4,757,830
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	229,900	9,481,076

TOTAL INDUSTRIALS		199,216,827

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.6%
Ciena Corp. (a)	130,000	5,159,700
Digi International, Inc. (a)	248,400	3,882,492
Ericsson (B Shares)	540,100	5,910,443
F5 Networks, Inc. (a)	26,800	3,290,236
Lumentum Holdings, Inc. (a)	33,500	2,516,855
		20,759,726
Electronic Equipment & Components - 3.5%
CDW Corp.	31,951	3,819,103
II-VI, Inc. (a)	96,920	3,931,075
Jabil, Inc.	73,900	2,531,814
Samsung SDI Co. Ltd.	32,380	12,037,020
TE Connectivity Ltd.	79,830	7,802,584
Trimble, Inc. (a)	78,300	3,813,210
Zebra Technologies Corp. Class A (a)	42,600	10,754,796
		44,689,602
IT Services - 7.4%
Akamai Technologies, Inc. (a)	178,837	19,768,642
Black Knight, Inc. (a)	122,100	10,628,805
EPAM Systems, Inc. (a)	28,700	9,278,136
Euronet Worldwide, Inc. (a)	36,491	3,324,330
Genpact Ltd.	333,443	12,987,605
Global Payments, Inc.	16,703	2,966,119
GoDaddy, Inc. (a)	161,200	12,246,364
KBR, Inc.	284,800	6,368,128
PayPal Holdings, Inc. (a)	26,500	5,221,295
Visa, Inc. Class A	32,300	6,459,031
WNS Holdings Ltd. sponsored ADR (a)	56,600	3,620,136
		92,868,591
Semiconductors& Semiconductor Equipment - 5.6%
Enphase Energy, Inc. (a)	51,500	4,253,385
Marvell Technology Group Ltd.	300,200	11,917,940
MediaTek, Inc.	185,000	3,881,879
MKS Instruments, Inc.	84,600	9,240,858
NXP Semiconductors NV	86,000	10,733,660
ON Semiconductor Corp. (a)	289,300	6,274,917
Semtech Corp. (a)	51,419	2,723,150
SolarEdge Technologies, Inc. (a)	87,400	20,831,790
		69,857,579
Software - 1.4%
Adobe, Inc. (a)	16,600	8,141,138
Digital Turbine, Inc. (a)	160,100	5,241,674
Dynatrace, Inc. (a)	97,600	4,003,552
		17,386,364

TOTAL INFORMATION TECHNOLOGY		245,561,862

MATERIALS - 6.1%
Chemicals - 2.8%
Albemarle Corp. U.S.	35,475	3,167,208
Celanese Corp. Class A	31,800	3,416,910
Element Solutions, Inc. (a)	762,700	8,015,977
Innospec, Inc.	7,292	461,729
LG Chemical Ltd.	17,197	9,644,583
Olin Corp.	5,500	68,090
Orion Engineered Carbons SA	258,900	3,238,839
The Chemours Co. LLC	310,800	6,498,828
		34,512,164
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	16,600	3,906,976
Containers & Packaging - 1.3%
Aptargroup, Inc.	31,200	3,531,840
Avery Dennison Corp.	84,000	10,738,560
Silgan Holdings, Inc.	56,000	2,059,120
		16,329,520
Metals & Mining - 1.7%
B2Gold Corp.	604,900	3,938,630
Barrick Gold Corp.	451,737	12,698,327
Compass Minerals International, Inc.	22,800	1,353,180
Pan American Silver Corp. rights (a)	120,700	94,134
Torex Gold Resources, Inc. (a)	233,600	3,303,434
		21,387,705

TOTAL MATERIALS		76,136,365

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Alexandria Real Estate Equities, Inc.	42,200	6,752,000
American Homes 4 Rent Class A	180,100	5,129,248
Corporate Office Properties Trust (SBI)	201,500	4,779,580
CyrusOne, Inc.	68,900	4,825,067
Digital Realty Trust, Inc.	50,100	7,352,676
Douglas Emmett, Inc.	131,400	3,298,140
Duke Realty Corp.	126,100	4,653,090
Healthcare Trust of America, Inc.	168,200	4,373,200
Hibernia (REIT) PLC	498,352	582,540
Highwoods Properties, Inc. (SBI)	232,300	7,798,311
Invitation Homes, Inc.	196,700	5,505,633
Mid-America Apartment Communities, Inc.	23,800	2,759,610
National Retail Properties, Inc.	128,800	4,444,888
Outfront Media, Inc.	215,200	3,131,160
Realty Income Corp.	61,300	3,723,975
Safestore Holdings PLC	797,325	8,024,861
		77,133,979
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	106,991	5,025,367

TOTAL REAL ESTATE		82,159,346

UTILITIES - 4.6%
Electric Utilities - 0.5%
Edison International	64,200	3,263,928
PG&E Corp. (a)	359,600	3,376,644
		6,640,572
Independent Power and Renewable Electricity Producers - 4.1%
Clearway Energy, Inc. Class C	566,600	15,275,536
NextEra Energy Partners LP	250,100	14,995,996
The AES Corp.	1,171,000	21,206,810
		51,478,342

TOTAL UTILITIES		58,118,914

TOTAL COMMON STOCKS
(Cost $914,614,236)		1,256,188,781

Money Market Funds - 0.8%
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)
(Cost $10,417,912)	10,416,948	10,417,990
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $925,032,148)		1,266,606,771
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(8,941,702)
NET ASSETS - 100%		$1,257,665,069

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,668
Fidelity Securities Lending Cash Central Fund	167,711
Total	$189,379

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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